Segmental analysis - Notable items (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenue
Disposals, acquisitions and related costs		$ 3,571	$ 3,321
Fair value movements on financial instruments		0	15
Operating expenses
Disposals, acquisitions and related costs		(101)	(118)
Reversal of provisions for cost of restructuring		19	47
Gain recognised in bargain purchase transaction	[1]	0	$ 1,507
Silicon Valley Bank UK Limited
Operating expenses
Gain recognised in bargain purchase transaction		$ 1,500

[1]	Gain recognised in respect of the acquisition of SVB UK..